Provisions for Sundry Creditors - Summary of provisions for plugging of wells (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	$ 70,144,756	$ 77,125,513	$ 80,849,900	$ 84,050,900
2022 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	56,574
2023 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	1,906,938
2024 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	4,820,519
2025 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	1,239,191
2026 [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	3,391,741
More than 5 years [member]
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions For Plugging Of Wells	$ 58,729,793